PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
PROPERTY AND EQUIPMENT
Cost	$ 111,336	$ 95,939
Accumulated amortization	77,156	66,992
Net book value	34,180	28,947
Furniture and fixtures [Member]
PROPERTY AND EQUIPMENT
Cost	1,885	1,420
Accumulated amortization	1,209	867
Net book value	676	553
Research and development equipment [Member]
PROPERTY AND EQUIPMENT
Cost	31,896	29,184
Accumulated amortization	23,544	21,435
Net book value	8,352	7,749
Production equipment and tooling [Member]
PROPERTY AND EQUIPMENT
Cost	48,685	40,181
Accumulated amortization	32,766	29,161
Net book value	15,919	11,020
Computer equipment [Member]
PROPERTY AND EQUIPMENT
Cost	9,845	7,256
Accumulated amortization	8,063	5,562
Net book value	1,782	1,694
Software [Member]
PROPERTY AND EQUIPMENT
Cost	8,463	7,134
Accumulated amortization	6,108	4,852
Net book value	2,355	2,282
Leasehold improvements [Member]
PROPERTY AND EQUIPMENT
Cost	5,850	4,456
Accumulated amortization	3,208	2,121
Net book value	2,642	2,335
Leased vehicles [Member]
PROPERTY AND EQUIPMENT
Cost	1,127	947
Accumulated amortization	915	547
Net book value	212	400
Office equipment [Member]
PROPERTY AND EQUIPMENT
Cost	1,050	2,533
Accumulated amortization	594	2,132
Net book value	456	401
Network equipment [Member]
PROPERTY AND EQUIPMENT
Cost	2,535	2,828
Accumulated amortization	749	315
Net book value	$ 1,786	$ 2,513